Income Taxes - Tax Rate Reconciliation Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Income (loss) before income taxes	[1]	$ 695,460	$ 682,478	$ 696,569
Statutory tax rate		0.00%	0.00%	0.00%
Adjustments resulting from:
U.S. federal tax reform		$ 0	$ (87,306)	$ 0
Federal taxes on income		0	0	0
State taxes on income (net of federal benefit) and Texas margin tax expense (benefit)		2,946	4,866	2,093
Income tax expense (benefit)	[1]	$ 58,934	$ (59,923)	$ 32,969
Effective tax rate		8.00%	(9.00%)	5.00%
Pre Acquisition From Parent [Member]
Adjustments resulting from:
Federal taxes on income		$ 54,243	$ 22,353	$ 30,550
State taxes on income (net of federal benefit) and Texas margin tax expense (benefit)		$ 1,745	$ 164	$ 326

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.